Basis of Preparation - Disclosure of Group Initially Applied IFRS 16 Using the Modified Retrospective Approach (Detail) € in Thousands	Jan. 01, 2019 EUR (€)
Lease liabilities at transition
Operating lease commitments at December 31, 2018 as disclosed under IAS 17	€ 14,847
Discounted using the incremental borrowing rate at January 1, 2019	6,195
Lease liabilities recognised at January 1, 2019	€ 6,195